Supplement to the
Fidelity® Advisor
Total Bond Fund
Class A, Class T,
Class B, and Class C
October 30, 2006
Prospectus

At its January 2007 meeting, the Board of Trustees approved the following modifications: (i) a decrease in the sales loads charged for purchases of Class A shares, (ii) a 0.10% increase in the Distribution and/or Service (12b-1) fee charged for Class A shares, and (iii) an increase in the sales loads charged for purchases of Class T shares. These changes will take effect on April 1, 2007. Details regarding these changes can be found below.

Effective April 1, 2007, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Shareholder fees (paid by the investor directly)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)A	4.00%B	4.00%C	None	None

ATB-07-01 January 24, 2007
1.808071.109

Effective April 1, 2007, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.32%	0.32%	0.32%	0.32%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.90%	1.00%
Other expenses	0.32%	0.34%	0.37%	0.30%
Total annual class operating expensesA	0.89%	0.91%	1.59%	1.62%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Total Bond	0.90%	4/1/07	0.90%	6/16/04	1.55%	6/16/04	1.65%	6/16/04

These arrangements may be discontinued by FMR at any time.

Effective April 1, 2007, the following information replaces the similar information for Class A, Class T, and Class B found under the heading "Fee Table" in the "Fund Summary" section on page 7.

	Class A		Class T		Class B
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 487	$ 487	$ 489	$ 489	$ 662	$ 162
3 years	$ 672	$ 672	$ 679	$ 679	$ 802	$ 502
5 years	$ 873	$ 873	$ 884	$ 884	$ 1,066	$ 866
10 years	$ 1,452	$ 1,452	$ 1,475	$ 1,475	$ 1,614A	$ 1,614A

A Reflects conversion to Class A shares after a maximum of seven years.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 33.

Sales Charges and Concessions - Class A

	Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999B	4.00%	4.17%	3.75%
$50,000 to $99,999	3.75%	3.90%	3.50%
$100,000 to $249,999	3.00%	3.09%	2.75%
$250,000 to $499,999	2.25%	2.30%	2.00%
$500,000 to $999,999	1.75%	1.78%	1.50%
$1,000,000 to $3,999,999	None	None	0.75%
$4,000,000 to $24,999,999	None	None	0.50%
$25,000,000 or more	None	None	0.25%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $5.00 or less will not pay a sales charge.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 33.

Sales Charges and Concessions - Class T

	Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999	4.00%	4.17%	3.75%
$50,000 to $99,999	3.75%	3.90%	3.50%
$100,000 to $249,999	3.00%	3.09%	2.75%
$250,000 to $499,999	2.25%	2.30%	2.00%
$500,000 to $999,999	1.75%	1.78%	1.50%
$1,000,000 or more	None	None	0.25%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 41.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

Supplement to the
Fidelity Advisor
Government
Income Fund
Class A, Class T,
Class B, and Class C
October 17, 2006
Prospectus

At its January 2007 meeting, the Board of Trustees approved the following modifications: (i) a decrease in the sales loads charged for purchases of Class A shares, (ii) a 0.10% increase in the Distribution and/or Service (12b-1) fee charged for Class A shares, and (iii) an increase in the sales loads charged for purchases of Class T shares. These changes will take effect on April 1, 2007. Details regarding these changes can be found below.

Effective April 1, 2007, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Shareholder fees (paid by the investor directly)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)A	4.00%B	4.00%C	None	None

AGVT-07-02 January 24, 2007
1.842500.101

Effective April 1, 2007, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.32%	0.32%	0.32%	0.32%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.90%	1.00%
Other expensesA	0.27%	0.24%	0.28%	0.24%
Total annual class operating expensesB	0.84%	0.81%	1.50%	1.56%

A Based on estimated amounts.

B FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
0.93%	4/1/07	0.93%	10/24/06	1.58%	10/24/06	1.68%	10/24/06

These arrangements may be discontinued by FMR at any time.

Effective April 1, 2007, the following information replaces the similar information for Class A, Class T, and Class B found under the heading "Fee Table" in the "Fund Summary" section on page 7.

	Class A		Class T		Class B
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 482	$ 482	$ 479	$ 479	$ 653	$ 153
3 years	$ 657	$ 657	$ 648	$ 648	$ 774	$ 474
5 years	$ 847	$ 847	$ 832	$ 832	$ 1,018	$ 818
10 years	$ 1,396	$ 1,396	$ 1,362	$ 1,362	$ 1,528A	$ 1,528A

A Reflects conversion to Class A shares after a maximum of seven years.

The following information replaces the biographical information for George Fischer found in the "Fund Management" section on page 28.

William Irving is vice president and manager of Advisor Government Income Fund, which he has managed since January 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1999, Dr. Irving has worked as a quantitative analyst and portfolio manager.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 30.

Sales Charges and Concessions - Class A

Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999B	 4.00%	 4.17%	 3.75%
$50,000 to $99,999	 3.75%	 3.90%	 3.50%
$100,000 to $249,999	 3.00%	 3.09%	 2.75%
$250,000 to $499,999	 2.25%	 2.30%	 2.00%
$500,000 to $999,999	 1.75%	 1.78%	 1.50%
$1,000,000 to $3,999,999	 None	 None	 0.75%
$4,000,000 to $24,999,999	 None	 None	 0.50%
$25,000,000 or more	 None	 None	 0.25%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $5.00 or less will not pay a sales charge.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 31.

Sales Charges and Concessions - Class T

Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999	 4.00%	 4.17%	 3.75%
$50,000 to $99,999	 3.75%	 3.90%	 3.50%
$100,000 to $249,999	 3.00%	 3.09%	 2.75%
$250,000 to $499,999	 2.25%	 2.30%	 2.00%
$500,000 to $999,999	 1.75%	 1.78%	 1.50%
$1,000,000 or more	 None	 None	 0.25%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 39.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.